Other Components of Equity - Summary of Movement of Gain/(loss) on Equity Instruments Held as Fair Value (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Balance at the beginning		₨ 440,564.6	₨ 519,135.8	₨ 598,034.7
Balance at the end	$ 5,833.7	479,355.5	440,564.6	519,135.8
Gain/(loss) on Equity instruments held as fair value through other comprehensive income [Member]
Balance at the beginning	94.8	7,796.9	4,373.5	391.0
Other Comprehensive income for the year	(16.0)	(1,317.9)	3,953.0	4,206.6
Income tax relating to gain/(loss) recognized on equity investments, where applicable	4.8	394.2	(529.6)	(180.5)
Profit on sale of equity investments reclassified to retained earnings	0.0	0.0		(43.6)
Balance at the end	$ 83.6	₨ 6,873.2	₨ 7,796.9	₨ 4,373.5